1
Portfolio of Investments March 31, 2025
DIAX
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.3%
587612388 COMMON STOCKS - 98 .7% 587612388
BANKS - 3.5%
85,996 JPMorgan Chase & Co $ 21,094,819
TOTAL BANKS 21,094,819
CAPITAL GOODS - 12.4%
85,996 3M Co 12,629,372
85,996 (a) Boeing Co/The 14,666,618
85,996 (b) Caterpillar Inc 28,361,481
85,996 Honeywell International Inc 18,209,653
TOTAL CAPITAL GOODS 73,867,124
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.0%
85,996 (a),(b) Amazon.com Inc 16,361,599
85,996 Home Depot Inc/The 31,516,674
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 47,878,273
CONSUMER DURABLES & APPAREL - 0.9%
85,996 NIKE Inc, Class B 5,459,026
TOTAL CONSUMER DURABLES & APPAREL 5,459,026
CONSUMER SERVICES - 4.5%
85,996 McDonald's Corp 26,862,571
TOTAL CONSUMER SERVICES 26,862,571
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
85,996 Walmart Inc 7,549,589
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 7,549,589
ENERGY - 2.4%
85,996 Chevron Corp 14,386,271
TOTAL ENERGY 14,386,271
FINANCIAL SERVICES - 16.8%
85,996 (b) American Express Co 23,137,224
85,996 (b) Goldman Sachs Group Inc/The 46,978,755
85,996 Visa Inc, Class A 30,138,158
TOTAL FINANCIAL SERVICES 100,254,137
FOOD, BEVERAGE & TOBACCO - 1.0%
85,996 Coca-Cola Co/The 6,159,034
TOTAL FOOD, BEVERAGE & TOBACCO 6,159,034
HEALTH CARE EQUIPMENT & SERVICES - 7.6%
85,996 UnitedHealth Group Inc 45,040,405
TOTAL HEALTH CARE EQUIPMENT & SERVICES 45,040,405
HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
85,996 Procter & Gamble Co/The 14,655,438
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 14,655,438
INSURANCE - 3.8%
85,996 Travelers Cos Inc/The 22,742,502
TOTAL INSURANCE 22,742,502
MATERIALS - 5.1%
85,996 Sherwin-Williams Co/The 30,028,943
TOTAL MATERIALS 30,028,943
MEDIA & ENTERTAINMENT - 1.4%
85,996 Walt Disney Co/The 8,487,805
TOTAL MEDIA & ENTERTAINMENT 8,487,805
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
85,996 (b) Amgen Inc 26,792,054
85,996 Johnson & Johnson 14,261,576
85,996 Merck & Co Inc 7,719,001
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 48,772,631
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
85,996 NVIDIA Corp 9,320,246
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,320,246

Portfolio of Investments March 31, 2025
(continued)
DIAX
2
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Investments in Derivatives
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES - 12.9%
85,996 International Business Machines Corp $ 21,383,765
85,996 Microsoft Corp 32,282,038
85,996 Salesforce Inc 23,077,887
TOTAL SOFTWARE & SERVICES 76,743,690
TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
85,996 (b) Apple Inc 19,102,292
85,996 Cisco Systems Inc 5,306,813
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 24,409,105
TELECOMMUNICATION SERVICES - 0.7%
85,996 Verizon Communications Inc 3,900,779
TOTAL TELECOMMUNICATION SERVICES 3,900,779
TOTAL COMMON STOCKS
(Cost $220,999,263) 587,612,388
SHARES DESCRIPTION VALUE
9,591,916 EXCHANGE-TRADED FUNDS - 1 .6% 9,591,916
34,900 Vanguard Total Stock Market ETF 9,591,916
TOTAL EXCHANGE-TRADED FUNDS
(Cost $8,956,748) 9,591,916
TYPE DESCRIPTION(c)
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT (d)
EXERCISE
PRICE
EXPIRATION
DATE VALUE
OPTIONS PURCHASED - 0 .0%
Call Lockheed Martin Corp 100 $ 5,500,000 $ 550 06/20/25 12,250
TOTAL OPTIONS PURCHASED
(Cost $36,501) 100 $ 5,500,000 12,250
TOTAL LONG-TERM INVESTMENTS
(Cost $229,992,512) 597,216,554
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.9%
11,284,919 REPURCHASE AGREEMENTS - 1 .9% 11,284,919
$ 11,284,919 (e) Fixed Income Clearing Corporation 1 .360% 04/01/25 11,284,919
TOTAL REPURCHASE AGREEMENTS
(Cost $11,284,919) 11,284,919
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,284,919) 11,284,919
TOTAL INVESTMENTS - 102 .2%
(Cost $ 241,277,431 ) 608,501,473
OTHER ASSETS & LIABILITIES, NET -  (2.2)% (13,084,142)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 595,417,331
ETF Exchange-Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) Exchange-traded, unless otherwise noted.
(d) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(e) Agreement with Fixed Income Clearing Corporation, 1.360% dated 3/31/25 to be repurchased at $11,285,345 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 2/15/33, valued at $11,510,780.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Options Written
Type Description (a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call S&P 500 Index (230) $ (129,720,000) $ 5,640 4/17/25 $ (1,915,900)
Call S&P 500 Index (55) (32,450,000) 5,900 4/17/25 (27,775)
Call S&P 500 Index (30) (18,000,000) 6,000 4/30/25 (12,750)
Call S&P 500 Index (190) (115,900,000) 6,100 4/30/25 (25,650)
Call S&P 500 Index (85) (51,000,000) 6,000 5/02/25 (49,300)
Call S&P 500 Index (85) (50,575,000) 5,950 5/16/25 (162,775)
Total Options Written (premiums received $3,889,371) (675) $(397,645,000) $(2,194,150)
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
DIAX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 587,612,388 $ – $ – $ 587,612,388
Exchange-Traded Funds 9,591,916 – – 9,591,916
Options Purchased 12,250 – – 12,250
Short-Term Investments:
Repurchase Agreements – 11,284,919 – 11,284,919
Investments in Derivatives:
Options Written (2,194,150) – – (2,194,150)
Total $ 595,022,404 $ 11,284,919 $ – $ 606,307,323